Other Assets (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Other current assets
Research and development grant receivable	$ 595,776	$ 401,852	$ 602,834
Insurance claim receivable	274,751	269,556	528,280
Prepayment	96,352	66,922	30,551
Stock based deferred compensation	289,876
Other assets	69,453	82,396	68,938
Total other assets, Current	1,326,207	820,726	1,230,603
Other non current assets
Deferred payment processing cost	50,000	50,000
Prepaid gift card establishment fees		45,973
Total other asset, Non current	$ 50,000	$ 95,973